950 Main Avenue, Suite 1100 | Cleveland, OH 44113-7213 | TEL 216.592.5000 | FAX 216.592.5009

DIRECT DIAL 216.696.2691 | christopher.hewitt@tuckerellis.com

June 16, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Gas Natural Inc.

         Definitive Proxy on Schedule 14A

         Filed by The Committee to Re-Energize Gas Natural

Ladies and Gentlemen:

Filed herewith is the definitive proxy statement to be used by The Committee to Re-Energize Gas Natural in connection with the 2016 annual meeting of Gas Natural Inc. shareholders.

It is currently intended that copies of the definitive proxy statement will be mailed to shareholders of Gas Natural on or about June 16, 2016, and we understand that the Annual Meeting will be held in July 2016.

If you have any questions or comments, please contact the undersigned at 216.696.2691.

Very truly yours,

TUCKER ELLIS LLP

/s/ Christopher J. Hewitt

cc:    Richard M. Osborne, Sr.

         James R. Warren, Esq.